Leases (Tables)	12 Months Ended
Mar. 31, 2023
Leases
Schedule of maturity profile of the Group's lease liabilities

	2023	2022
	€m	€m
Within one year	3,452	3,130
In more than one year but less than two years	2,574	2,189
In more than two years but less than three years	2,200	1,759
In more than three years but less than four years	1,981	1,579
In more than four years but less than five years	1,810	1,387
In more than five years	3,240	4,242
	15,257	14,286
Effect of discounting	(1,893)	(1,747)
Lease liability - as disclosed in note 21 'Borrowings'	13,364	12,539

Schedule of the Group's income as a lessor

	2023	2022
	€m	€m
Operating leases
Lease revenue (note 2 'Revenue disaggregation and segmental analysis')	751	758
Income from leases not recognised as revenue	47	45

Schedule of committed amounts to be received from the Group's operating leases

	Maturity
	Within one	In one to two	In two to	In three to four	In four to five	In more than
	year	years	three years	years	years	five years	Total
	€m	€m	€m	€m	€m	€m	€m
Committed operating lease payments due to the Group as a lessor
31 March 2023	304	128	36	16	7	4	495
31 March 2022	513	250	161	128	114	343	1,509

Schedule of maturity profile of Group's net investment in leases

	2023	2022
	€m	€m
Within one year	111	72
In more than one year but less than two years	88	55
In more than two years but less than three years	67	36
In more than three years but less than four years	54	25
In more than four years but less than five years	47	11
In more than five years	39	9
	406	208
Unearned finance income	(33)	(8)
Net investment in leases - as disclosed in note 14 ‘Trade and other receivables’	373	200